Schedule of investments
Delaware International Small Cap Fund	August 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 96.47%Δ
Argentina − 0.79%
Arcos Dorados Holdings Class A	78,962	$ 576,423
		576,423
Australia − 2.14%
HUB24	45,413	742,976
Pro Medicus	21,881	815,678
		1,558,654
Austria − 0.50%
Vienna Insurance Group AG Wiener Versicherung Gruppe	15,323	364,183
		364,183
Brazil − 3.41%
Arezzo Industria e Comercio, S.A.	18,318	325,135
Cielo	387,031	409,915
Iguatemi	75,073	282,692
Inter & Co. BDR	51,845	210,673
JHSF Participacoes	236,300	282,521
Petro Rio †	117,538	617,919
SLC Agricola	37,776	353,043
		2,481,898
Canada − 11.02%
Aritzia †	25,397	826,101
ATS Automation Tooling Systems †	69,230	2,114,827
Capital Power	40,785	1,582,210
Enerplus	34,609	533,358
Granite Real Estate Investment Trust	30,353	1,724,090
Major Drilling Group International †	86,586	586,756
Vermilion Energy	24,779	661,855
		8,029,197
China − 1.84%
Chindata Group Holdings ADR †	55,268	466,462
CIMC Enric Holdings	222,000	237,876
Xtep International Holdings	453,500	633,272
		1,337,610
Denmark − 2.63%
Drilling †	13,774	654,013
Jyske Bank †	16,104	810,341
Royal Unibrew	5,999	451,176
		1,915,530
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Schedule of investments
Delaware International Small Cap Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Finland − 1.09%
Valmet	31,326	$ 796,471
		796,471
France − 2.56%
IPSOS	14,813	675,095
Rothschild & Co.	12,364	441,095
SOITEC †	5,280	749,757
		1,865,947
Germany − 5.40%
Befesa	18,985	783,001
Evotec †	29,148	642,673
HUGO BOSS	13,681	747,931
K+S	33,411	762,184
Salzgitter	19,685	485,461
Steico	6,704	516,068
		3,937,318
Hong Kong − 0.48%
MGM China Holdings †	678,800	351,997
		351,997
India − 5.58%
Affle India †	23,449	377,352
Federal Bank	539,515	782,413
Varun Beverages	180,841	2,332,345
Voltas	46,352	577,157
		4,069,267
Ireland − 1.30%
Glenveagh Properties †	932,450	950,185
		950,185
Israel − 0.93%
Inmode †	21,129	674,860
		674,860
Italy − 3.27%
Azimut Holding	39,199	627,728
Reply	9,225	1,092,084
Tinexta	29,640	659,478
		2,379,290
Japan − 23.33%
Amvis Holdings	28,000	1,124,636
Asics	70,000	1,290,912
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(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
BayCurrent Consulting	2,600	$ 776,678
dip	25,700	671,521
DMG Mori	63,100	828,464
Fujimi	22,300	1,078,683
Fukuoka Financial Group	68,700	1,229,355
IHI	43,300	1,164,121
Insource	35,800	728,756
JCR Pharmaceuticals	19,800	310,130
JMDC	15,900	771,395
Katitas	24,500	595,195
Kissei Pharmaceutical	18,100	323,891
Mebuki Financial Group	595,300	1,144,107
Mitsui High-Tec	9,900	621,400
SHO-BOND Holdings	18,400	798,647
SMS	33,100	766,000
TechnoPro Holdings	53,600	1,219,190
Toho Titanium	48,500	770,484
Tokyo Seimitsu	23,400	788,281
		17,001,846
Malaysia − 0.32%
Alliance Bank Malaysia	293,800	231,021
		231,021
Mexico − 1.14%
Grupo Aeroportuario del Centro Norte	126,667	828,980
		828,980
Norway − 3.93%
Aker Solutions	330,416	1,294,686
Golar LNG †	19,196	523,475
TOMRA Systems	45,750	1,046,631
		2,864,792
Republic of Korea − 3.58%
CJ CheilJedang	1,648	502,082
Hansae	29,031	344,018
Hite Jinro	23,220	529,483
LEENO Industrial	7,268	780,296
OCI	5,110	448,899
		2,604,778
NQ-581 [8/22] 10/22 (2460474)    3

Schedule of investments
Delaware International Small Cap Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Russia − 0.01%
Detsky Mir PJSC =	188,399	$ 10,216
		10,216
Singapore − 1.02%
SATS †	257,600	744,717
		744,717
South Africa − 1.79%
Motus Holdings	95,518	646,871
Transaction Capital	298,256	655,758
		1,302,629
Spain − 1.74%
Banco de Sabadell	881,531	608,610
Melia Hotels International †	108,300	659,002
		1,267,612
Sweden − 2.88%
Catena	23,472	966,183
Fortnox	139,065	619,857
MIPS	11,382	515,393
		2,101,433
Taiwan − 2.20%
Kindom Development	337,600	313,892
Lotes	30,000	717,536
Wafer Works	334,000	572,806
		1,604,234
Thailand − 0.59%
Land & Houses	1,760,500	429,714
		429,714
United Kingdom − 11.00%
Dechra Pharmaceuticals	21,959	890,291
Future	35,937	649,599
Grafton Group	54,354	456,335
Great Portland Estates	134,288	776,892
Inchcape	93,947	829,451
Keywords Studios	39,736	1,147,570
Pagegroup	125,946	635,284
RS GROUP	159,039	2,006,446
4    NQ-581 [8/22] 10/22 (2460474)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Savills	56,623	$ 623,584
		8,015,452
Total Common Stocks (cost $70,503,008)		70,296,254

Short-Term Investments – 2.84%
Money Market Mutual Funds – 2.84%
BlackRock FedFund – Institutional Shares (seven-day effective yield 2.02%)	517,357	517,357
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.03%)	517,357	517,357
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.19%)	517,357	517,357
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.11%)	517,357	517,357
Total Short-Term Investments (cost $2,069,428)		2,069,428
Total Value of Securities−99.31% (cost $72,572,436)		72,365,682
Receivables and Other Assets Net of Liabilities — 0.69%		504,409
Net Assets Applicable to 10,431,770 Shares Outstanding — 100.00%	$72,870,091
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
The following foreign currency exchange contracts were outstanding at August 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	GBP	88,715	USD	103,294	9/1/22	$232	$—
BNYM	GBP	79,241	USD	91,971	9/2/22	—	(87)
BNYM	KRW	405,447,646	USD	301,641	9/1/22	—	(1,333)
BNYM	TWD	333,276	USD	10,933	9/1/22	—	(19)
Total Foreign Currency Exchange Contracts						$232	$(1,439)
NQ-581 [8/22] 10/22 (2460474)    5

Schedule of investments
Delaware International Small Cap Fund   (Unaudited)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BDR – Brazilian Depositary Receipt
BNYM – Bank of New York Mellon
PJSC – Private Joint Stock Company
Summary of currencies:
GBP – British Pound Sterling
KRW – South Korean Won
TWD – New Taiwan Dollar
USD – US Dollar
6    NQ-581 [8/22] 10/22 (2460474)